Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated November 24, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Alternatives Fund	10/1/2015
Effective immediately, the following changes are made to the Fund’s prospectus:
Footnote (f) to the Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the “Summary of the Fund" section is hereby superseded and replaced with the following:
(f)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to two arrangements to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and extraordinary expenses) until September 30, 2016 and March 4, 2017, respectively, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under these arrangements, through at least September 30, 2016, the Fund’s net operating expenses, subject to applicable exclusions, which includes, among others, dividend and interest expense associated with securities sold short by the Fund and Blackstone Alternative Multi-Strategy Fund (an unaffiliated mutual fund invested in by the Fund), will not exceed the annual rates of 2.85% for Class A, 3.60% for Class C, 2.45% for Class I, 3.10% for Class R, 2.60% for Class R4, 2.50% for Class R5, 2.85% for Class W, 2.45% for Class Y and 2.60% for Class Z.
The rest of the section remains the same.
The third paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" and the "More Information About the Fund" sections is hereby superseded and replaced with the following:
In seeking its desired exposures, the Fund anticipates investing substantially in affiliated and unaffiliated open- and closed-end funds, including exchange-traded funds (ETFs) (collectively, the Underlying Funds). Certain of the Underlying Funds may themselves invest in various strategies, including strategies advised by hedge fund managers through open-end and closed-end funds, hedge funds, funds of hedge funds, funds traded publicly on foreign exchanges, funds that are Undertakings for Collective Investment in Transferable Securities (UCITS funds), and listed private equity funds and funds of funds. The Fund expects to invest in, among other Underlying Funds, Columbia Inflation Protected Securities Fund and to gain exposure to other Alternative Investment Strategies by investing in Blackstone Alternative Multi-Strategy Fund (the Blackstone Fund), an unaffiliated mutual fund (and registered commodity pool) managed by Blackstone Alternative Investment Advisors LLC (Blackstone). It is currently expected that the Fund’s exposure to the Blackstone Fund will not exceed 60% of the Fund’s net assets.
The rest of the section remains the same.
The information under the caption "Principal Investment Strategies - Investment Process" in the "Summary of the Fund" and the "More Information About the Fund" sections is hereby superseded and replaced with the following:
Investment Process
The Investment Manager’s investment process employs both quantitative and fundamental methodologies to make both strategic and tactical asset allocation decisions. This process seeks to allocate the Fund’s net assets to achieve desired investment exposures across the following distinct sleeves:
■	various Alternative Investment Strategies employed by third-party hedge fund managers researched and selected by Blackstone, through investment in the Blackstone Fund (the Hedge Fund Manager Sleeve);
■	an Adaptive Alternatives Sleeve, designed and implemented by the Investment Manager’s Global Asset Allocation team, which uses proprietary models and quantitative and fundamental methods to identify distinct market environments and employs various investment strategies that create a strategic risk allocation for each environment that is intended to generate attractive risk-adjusted returns in that environment; and
■	an Alternative Beta Sleeve, which will use both quantitative and fundamental methodologies to gain exposure to Alternative Beta Strategies designed to isolate and capitalize upon certain market-based inefficiencies. When deemed appropriate by the Investment Manager, the Alternative Beta Sleeve may also be managed using the Investment Manager’s Global Asset Allocation team’s methodology described above to identify distinct market environments and create a strategic risk allocation for each environment that is intended to generate attractive risk-adjusted returns in that environment. The Alternative Beta Sleeve is intended to offer additional return sources to enhance portfolio diversification and maximize risk-adjusted returns while being mindful of systematic risk exposures from other strategies in the portfolio.
The Fund’s strategic and tactical allocations may change at any time.

Columbia Adaptive Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated November 24, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Alternatives Fund	10/1/2015
Effective immediately, the following changes are made to the Fund’s prospectus:
Footnote (f) to the Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the “Summary of the Fund" section is hereby superseded and replaced with the following:
(f)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to two arrangements to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and extraordinary expenses) until September 30, 2016 and March 4, 2017, respectively, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under these arrangements, through at least September 30, 2016, the Fund’s net operating expenses, subject to applicable exclusions, which includes, among others, dividend and interest expense associated with securities sold short by the Fund and Blackstone Alternative Multi-Strategy Fund (an unaffiliated mutual fund invested in by the Fund), will not exceed the annual rates of 2.85% for Class A, 3.60% for Class C, 2.45% for Class I, 3.10% for Class R, 2.60% for Class R4, 2.50% for Class R5, 2.85% for Class W, 2.45% for Class Y and 2.60% for Class Z.
The rest of the section remains the same.
The third paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" and the "More Information About the Fund" sections is hereby superseded and replaced with the following:
In seeking its desired exposures, the Fund anticipates investing substantially in affiliated and unaffiliated open- and closed-end funds, including exchange-traded funds (ETFs) (collectively, the Underlying Funds). Certain of the Underlying Funds may themselves invest in various strategies, including strategies advised by hedge fund managers through open-end and closed-end funds, hedge funds, funds of hedge funds, funds traded publicly on foreign exchanges, funds that are Undertakings for Collective Investment in Transferable Securities (UCITS funds), and listed private equity funds and funds of funds. The Fund expects to invest in, among other Underlying Funds, Columbia Inflation Protected Securities Fund and to gain exposure to other Alternative Investment Strategies by investing in Blackstone Alternative Multi-Strategy Fund (the Blackstone Fund), an unaffiliated mutual fund (and registered commodity pool) managed by Blackstone Alternative Investment Advisors LLC (Blackstone). It is currently expected that the Fund’s exposure to the Blackstone Fund will not exceed 60% of the Fund’s net assets.
The rest of the section remains the same.
The information under the caption "Principal Investment Strategies - Investment Process" in the "Summary of the Fund" and the "More Information About the Fund" sections is hereby superseded and replaced with the following:
Investment Process
The Investment Manager’s investment process employs both quantitative and fundamental methodologies to make both strategic and tactical asset allocation decisions. This process seeks to allocate the Fund’s net assets to achieve desired investment exposures across the following distinct sleeves:
■	various Alternative Investment Strategies employed by third-party hedge fund managers researched and selected by Blackstone, through investment in the Blackstone Fund (the Hedge Fund Manager Sleeve);
■	an Adaptive Alternatives Sleeve, designed and implemented by the Investment Manager’s Global Asset Allocation team, which uses proprietary models and quantitative and fundamental methods to identify distinct market environments and employs various investment strategies that create a strategic risk allocation for each environment that is intended to generate attractive risk-adjusted returns in that environment; and
■	an Alternative Beta Sleeve, which will use both quantitative and fundamental methodologies to gain exposure to Alternative Beta Strategies designed to isolate and capitalize upon certain market-based inefficiencies. When deemed appropriate by the Investment Manager, the Alternative Beta Sleeve may also be managed using the Investment Manager’s Global Asset Allocation team’s methodology described above to identify distinct market environments and create a strategic risk allocation for each environment that is intended to generate attractive risk-adjusted returns in that environment. The Alternative Beta Sleeve is intended to offer additional return sources to enhance portfolio diversification and maximize risk-adjusted returns while being mindful of systematic risk exposures from other strategies in the portfolio.
The Fund’s strategic and tactical allocations may change at any time.